Share Compensation and Employee Benefit Plans - Summary of Share Compensation Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Beginning balance (in shares)		4,305,650
Restricted Share Units
Number of shares
Beginning balance (in shares)	723,658
Granted (in shares)	342,110
Vested (in shares)	(496,825)
Forfeited (in shares)	(13,713)
Ending balance (in shares)	555,230	723,658
Weighted average grant date fair value
Beginning balance (in dollars per share)	$ 12.89
Granted (in dollars per share)	15.02
Vested (in dollars per share)	12.92
Forfeited (in dollars per share)	12.82
Ending balance (in dollars per share)	$ 14.18	$ 12.89
Performance Share Units Without Market Conditions
Number of shares
Beginning balance (in shares)	286,042
Granted (in shares)	188,121
Forfeited (in shares)	(1,952)
Ending balance (in shares)	472,211	286,042
Weighted average grant date fair value
Beginning balance (in dollars per share)	$ 12.90
Granted (in dollars per share)	14.49
Forfeited (in dollars per share)	12.90
Ending balance (in dollars per share)	$ 13.53	$ 12.90
Performance Shares Units With Market Conditions
Number of shares
Beginning balance (in shares)	0
Granted (in shares)	188,096
Ending balance (in shares)	188,096	0
Weighted average grant date fair value
Beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	14.49
Ending balance (in dollars per share)	$ 14.49	$ 0